Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000098128
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class A
Trading Symbol	EAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
AssetsNet	$ 120,806,201
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098129
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class C
Trading Symbol	ECFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.80%	[2]
AssetsNet	$ 120,806,201
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098130
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class I
Trading Symbol	EIFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 120,806,201
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,806,201
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Short-Term Investments	2.7%
Consumer Staples	2.9%
Financials	5.5%
Industrials	6.5%
Health Care	6.5%
Consumer Discretionary	11.1%
Communication Services	14.1%
Information Technology	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.0%
Microsoft Corp.	11.5%
Amazon.com, Inc.	7.7%
Apple, Inc.	7.6%
Broadcom, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class C	4.8%
Netflix, Inc.	3.6%
Eli Lilly & Co.	2.3%
TJX Cos., Inc.	2.1%
Total	65.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098131
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class A
Trading Symbol	EAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 237,926,103
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098132
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class C
Trading Symbol	ECFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%	[5]
AssetsNet	$ 237,926,103
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class I
Trading Symbol	EIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[6]
AssetsNet	$ 237,926,103
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$237,926,103
# of Portfolio Holdings	41
Portfolio Turnover Rate	66%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Real Estate	2.1%
Materials	4.9%
Utilities	5.0%
Communication Services	5.3%
Consumer Staples	6.2%
Energy	6.9%
Information Technology	7.6%
Consumer Discretionary	10.8%
Health Care	13.4%
Industrials	14.6%
Financials	21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.2%
Bank of America Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Charles Schwab Corp.	3.3%
Wells Fargo & Co.	3.3%
NextEra Energy, Inc.	3.2%
Reinsurance Group of America, Inc.	3.1%
Abbott Laboratories	2.9%
Lowe's Cos., Inc.	2.9%
Baker Hughes Co.	2.9%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized